CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income for common shareholders	$ 2,657	$ 2,726	$ 2,597	$ 2,262	$ 2,113	$ 2,057	$ 2,385	$ 3,056	$ 10,242	$ 9,611	$ 9,404
Adjustments to reconcile net income to net cash provided by operating activities
(Increase) decrease in other assets									8	(1,243)	(741)
Net cash provided by operating activities									12,162	16,786	15,071
Investing activities
Purchase of single premium life insurance policy									(175)	(258)	(2,282)
Net cash used by investing activities									(97,848)	(39,667)	(80,492)
Financing activities
Payment to repurchase common stock									(3,097)	(3,722)	(3,400)
Cash dividends paid									(3,685)	(3,800)	(3,944)
Net cash used by financing activities									60,575	7,893	62,796
Decrease in cash									(25,111)	(14,988)	(2,625)
Cash and cash equivalents at beginning of period				55,408				70,396	55,408	70,396	73,021
Cash and cash equivalents at end of period	30,297				55,408				30,297	55,408	70,396
Parent Company [Member]
Operating activities
Net income for common shareholders									10,242	9,611	9,404
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of bank subsidiary									(3,410)	(2,106)	(2,180)
Increase in cash surrender value of life insurance contracts									(65)	(65)	(135)
(Increase) decrease in other assets									245	(90)	56
Decrease in payables									18	134	127
Total adjustments									(3,212)	(2,127)	(2,132)
Net cash provided by operating activities									7,030	7,484	7,272
Investing activities
Purchase of single premium life insurance policy											(310)
Net cash used by investing activities											(310)
Financing activities
Payment to repurchase common stock									(3,097)	(3,722)	(3,400)
Cash dividends paid									(3,685)	(3,800)	(3,944)
Net cash used by financing activities									(6,782)	(7,522)	(7,344)
Decrease in cash									248	(38)	(382)
Cash and cash equivalents at beginning of period				23				61	23	61	443
Cash and cash equivalents at end of period	$ 271				$ 23				$ 271	$ 23	$ 61